Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 26,546,800	¥ 19,112,952
Amortised cost net of allowance for credit loss available for sale securities	[1],[2]	26,562,414	19,132,999
Net of Allowance for Credit Loss [Member]
Schedule of Investments [Line Items]
Amortised cost net of allowance for credit loss available for sale securities		7,551
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	[3]	520,025	505,014
Amortised cost net of allowance for credit loss available for sale securities	[3]	509,808	494,958
Debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		319,044	271,387
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		519,974	504,953
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		51	61
Foreign government and corporate debt securities | Japanese agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities			¥ 139,888
Available-for sale and held-to-maturity securities | Accrued Income [Member]
Schedule of Investments [Line Items]
Accrued interest receivables		¥ 4,153

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥4,153 million at September 30, 2020 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥7,551 million at September 30, 2020.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥504,953 million and ¥61 million, respectively, at March 31, 2020, and ¥519,974 million and ¥51 million, respectively, at September 30, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.